Expense Example - FidelityTotalEmergingMarketsFund-AMCIZPRO - FidelityTotalEmergingMarketsFund-AMCIZPRO - Fidelity Total Emerging Markets Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Total Emerging Markets Fund - Class I
Expense Example:
1 year	$ 112
3 years	350
5 years	606
10 years	1,340
Fidelity Advisor Total Emerging Markets Fund - Class A
Expense Example:
1 year	708
3 years	990
5 years	1,292
10 years	2,148
Fidelity Advisor Total Emerging Markets Fund - Class C
Expense Example:
1 year	317
3 years	670
5 years	1,149
10 years	2,282
Fidelity Advisor Total Emerging Markets Fund - Class M
Expense Example:
1 year	516
3 years	864
5 years	1,236
10 years	2,278
Fidelity Advisor Total Emerging Markets Fund - Class Z
Expense Example:
1 year	99
3 years	309
5 years	536
10 years	$ 1,190